Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Short-Term Borrowings
Schedule of short-term borrowings components and selected information

At September 30, 2016 and December 31, 2015, short-term borrowings were comprised of the following:

(dollars in thousands)	September 30, 2016	December 31, 2015
Federal funds purchased	$—	$—
Securities sold under agreements to repurchase	9,151	216,151
Total short-term borrowings	$9,151	$216,151

The table below provides selected information for short-term borrowings for the nine months ended September 30, 2016 and 2015:

(dollars in thousands)	September 30, 2016	September 30, 2015
Federal funds purchased:
Weighted-average interest rate at September 30,	—%	—%
Highest month-end balance	$—	$8,000
Average outstanding balance	$168	$6,302
Weighted-average interest rate paid	0.17%	0.04%
Securities sold under agreements to repurchase:
Weighted-average interest rate at September 30,	0.54%	0.05%
Highest month-end balance	$235,451	$520,740
Average outstanding balance	$147,784	$404,053
Weighted-average interest rate paid	0.12%	0.04%

At December 31, 2015 and 2014, short‑term borrowings were comprised of the following:

	December 31,
(dollars in thousands)	2015	2014
Federal funds purchased	$—	$—
Securities sold under agreements to repurchase	216,151	386,151
Total short‑term borrowings	$216,151	$386,151

The table below provides selected information for short‑term borrowings:

(dollars in thousands)	2015	2014
Federal funds purchased:
Weighted‑average interest rate at December 31	—%	—%
Highest month‑end balance	$8,000	$103,000
Average outstanding balance	$4,727	$22,011
Weighted‑average interest rate paid	0.05%	0.05%
Securities sold under agreements to repurchase:
Weighted‑average interest rate at December 31	0.11%	0.05%
Highest month‑end balance	$520,740	$558,500
Average outstanding balance	$376,902	$455,646
Weighted‑average interest rate paid	0.05%	0.05%

Schedule of weighted-average remaining maturity of securities sold under agreements to repurchase

At September 30, 2016, the weighted-average remaining maturity of these agreements was 441 days, with maturities as follows:

Amount
(dollars in thousands)	Maturing
Less than 30 days	$—
30 through 90 days	—
Over 90 days	9,151
Total	$9,151

Amount
(dollars in thousands)	Maturing
Less than 30 days	$6,200
30 through 90 days	5,000
Over 90 days	204,951
Total	$216,151